Average Annual Total Returns (New Income Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Since Inception	5.76%
Date of Inception	Oct. 24, 2005
Series NAV, New Income Trust
Average Annual Return:
One Year	6.96%
Five Year	5.53%
Since Inception	5.66%
Date of Inception	Oct. 24, 2005